PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	7,481,678,114	8,321,415,455
Restricted cash	593,093,671	602,044,348
Cash and cash equivalents included in held-for-sale assets	—	173,786,646
Total	8,074,771,785	9,097,246,449

Schedule of property plant and equipment useful life
Buildings	20 years
Machinery and equipment	5~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Schedule of accrued warranty cost

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	656,677,245	751,440,343	892,130,740
Additions	303,652,391	363,159,029	390,238,953
Utilization	(85,035,667)	(98,525,648)	(170,776,360)
Reversal to selling and marketing expense	(123,853,626)	(123,942,984)	(103,788,113)
At end of year	751,440,343	892,130,740	1,007,805,220